Group structure (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Summary of Direct and Indirect Interests of Company in Its Subsidiaries
The following are the direct and indirect interests of Company in its subsidiaries for the purposes of these consolidated financial statements:

			% of Group’s interest (i)
Entity name	Country of incorporation	Principal activities	2019	2018	2017
Directly controlled
XP Investimentos S.A.	Brazil	Holding	100.00%	100.00%	100.00%
Indirectly controlled
XP Investimentos Corretora de Câmbio, Títulos e Valores Mobiliários S.A.	Brazil	Broker-dealer	100.00%	100.00%	100.00%
XP Investments US, LLC	USA	Broker-dealer	100.00%	100.00%	100.00%
XP Investments UK LLP	UK	Inter-dealer broker and Organized Trading Facility (OTF)	100.00%	100.00%	99.90%
Sartus Capital LTD	UK	Investment advisor	100.00%	100.00%	100.00%
XP Private (Europe) S.A.	UK	Investment advisor	100.00%	100.00%	100.00%
XP Vida e Previdência S.A. (v)	Brazil	Private pension and insurance	100.00%	100.00%	—
Banco XP S.A. (vi)	Brazil	Multipurpose bank	100.00%	—	—
Xperience Market Services LLC (vi)	USA	Non-operational	100.00%	—	—
Chamaleon Bravery Unipessoal LDA (vi)	Portugal	Investment Advisor (pending regulatory approval)	100.00%	—	—
XP Holding Investimentos S.A.	Brazil	Financial Holding	—	—	100.00%
XP Controle 3 Participações S.A.	Brazil	Financial Holding	100.00%	100.00%	100.00%
XPE Infomoney Educação Assessoria Empresarial e Participações Ltda.	Brazil	Digital Content services	99.99%	99.70%	96.69%
Tecfinance Informática e Projetos de Sistemas Ltda.	Brazil	Rendering of IT services	99.76%	99.73%	99.73%
XP Corretora de Seguros Ltda.	Brazil	Insurance Broker	99.99%	99.82%	99.81%
XP Gestão de Recursos Ltda.	Brazil	Asset management	93.70%	92.80%	91.65%
XP Finanças Assessoria Financeira Ltda.	Brazil	Investment consulting service	99.99%	99.99%	99.95%
Infostocks Informações e Sistemas Ltda.	Brazil	Mediation of information systems	99.99%	99.99%	99.99%
XP Advisory Gestão Recursos Ltda.	Brazil	Asset management	99.57%	99.52%	99.52%
XDEX Intermediação Ltda. (iii)	Brazil	Intermediary and service agency	—	—	99.99%
XP Holding International LLC (ii)	USA	International financial holding	100.00%	100.00%	100.00%
XP Advisory US	USA	Investment advisor	100.00%	100.00%	100.00%
XP Holding UK Ltd	UK	International financial holding	100.00%	100.00%	100.00%
XP Vista Asset Management Ltda. (iv)	Brazil	Asset management	99.42%	99.60%	—
XP Controle 4 Participações S.A. (v)	Brazil	Insurance holding	100.00%	100.00%	—
Leadr Serviços Online Ltda. (vi)	Brazil	Social media	99.99%	—	—
Spiti Análise Ltda. (vi)	Brazil	Research (pending regulatory approval)	99.99%	—	—
Consolidated investments funds
Falx Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Gladius Fundo de Investimento Multimercado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Scorpio Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado	Brazil	Investment fund	100.00%	100.00%	100.00%
Galea Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Javelin Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	100.00%
Spatha Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior	Brazil	Investment fund	100.00%	100.00%	—
Frade Fundo de Investimento em Cotas de Fundos de Investimento em Direitos Creditórios NP	Brazil	Investment fund	100.00%	100.00%	—
Frade III Fundo de Investimento em Cotas de Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil	Investment fund	100.00%	—	—
Balista Debentures Incentivadas Fundo de Investimento Multimercado Crédito Privado (vi)	Brazil	Investment fund	100.00%	—	—
Coliseu Fundo de Investimento Multimercado Crédito Privado Investimento no Exterior (vi)	Brazil	Investment fund	100.00%	—	—
XP Short Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior (vii)	Brazil	Investment fund	—	—	100.00%
XP Pacote Brasil Alavancado Fundo de Investimento Multimercado Investimento no Exterior (vii)	Brazil	Investment fund	—	—	100.00%

(i)	The percentage of participation represents the Group’s interest in total capital and voting capital of its subsidiaries.
(ii)	Subsidiaries legally merged into their respective immediate parent, with no impact on the consolidated financial statements.
(iii)	Relates to subsidiary incorporated in 2017 sold to Company’s controlling shareholders in 2018 at its early stages.
(iv)	Subsidiary acquired in 2018. See further details in Note 5 (ii) below.
(v)	Subsidiaries incorporated in 2018 for operating in the private pension and life insurance business, which is regulated by the Superintendency of Private Insurance (SUSEP) in Brazil.
(vi)	New subsidiaries and investment funds incorporated in the year.
(vii)	Investment funds closed during the year.

Summary of the Net Assets Acquired, the Goodwill
Details of the net assets acquired, the goodwill and the purchase consideration are as follows:

Fair value recognized on acquisition
Assets
Cash	96
Financial instruments (FVPL)	356,648
Financial instruments (FVOCI)	20,212
Accounts receivable	1,915
Other assets	11,582
Deferred tax assets	3,751
Property and equipment (Note 13 (a))	1,728
Intangible assets (Note 13 (b))	75,813

471,745
Liabilities
Social and statutory obligations	(560)
Tax and social security obligations	(12,651)
Securities trading and intermediation	(322,371)
Provisions and continget liabilities (Note 25)	(7,921)
Other liabilities	(5,217)

(348,720)

Total identifiable net assets at fair value	123,025
Goodwill arising on acquisition (Note 13 (b))	281,702

Purchase consideration transferred	404,727

Analysis of cash flows on acquisition
Consideration paid in cash	404,727
Net cash acquired with the subsidiary	(96)

Net of cash flow on acquisition (investing activities)	404,631

Summary of Intangible Assets Acquired
For the purchase price allocation, the following intangible assets were identified. The valuation techniques used for measuring the fair value of separately identified intangible assets acquired were as follows:

Assets	Amount	Method	Expected amortization period
Customer list	50,077	Multi-period excess earning method	8 years
Trademark	19,304	Relief from royalty	10 years
Technology	2,028	Relief from royalty	3 years